Allowance For Loan Losses	12 Months Ended
Dec. 31, 2011
Allowance For Loan Losses [Abstract]
Allowance For Loan Losses
Note Six
Allowance for Loan Losses

Management systematically monitors the loan portfolio and the adequacy of the allowance for loan losses on a quarterly basis to provide for probable losses inherent in the portfolio.  Management assesses the risk in each loan type based on historical trends, the general economic environment of its local markets, individual loan performance, and other relevant factors.

Individual credits are selected throughout the year for detailed loan reviews, which are utilized by management to assess the risk in the portfolio and the adequacy of the allowance.  Due to the nature of commercial lending, evaluation of the adequacy of the allowance as it relates to these loan types is often based more upon specific credit review, with consideration given to the potential impairment of certain credits and historical loss rates, adjusted for general economic conditions and other inherent risk factors.

The following summarizes the activity in the allowance for loan losses, by portfolio segment, for the year ended December 31, 2011.  The following also presents the balance in the allowance for loan losses disaggregated on the basis of the Company's impairment measurement method and the related recorded investment in loans, by portfolio segment, as of December 31, 2011 and 2010.
							Previously
	Commercial and	Commercial	Residential	Home		DDA	Securitized
(in thousands)	industrial	real estate	real estate	equity	Consumer	overdrafts	loans	Total
December 31, 2011
Allowance for loan losses
Beginning balance	$1,864	$8,488	$4,149	$2,640	$95	$988	$0	$18,224
Charge-offs	(522)	(1,989)	(1,367)	(1,089)	(164)	(1,712)	0	(6,843)
Recoveries	23	1,981	29	7	136	1,252	0	3,428
Provision	(775)	3,186	780	1,215	21	173	0	4,600
Ending balance	$590	$11,666	$3,591	$2,773	$88	$701	$0	$19,409

December 31, 2010
Allowance for loan losses
Beginning balance	$2,069	$8,961	$3,184	$2,331	$191	$1,805	$0	$18,541
Charge-offs	(73)	(3,304)	(1,607)	(930)	(86)	(3,638)	0	(9,638)
Recoveries	27	415	74	26	129	1,557	0	2,228
Provision	(159)	2,416	2,498	1,213	(139)	1,264	0	7,093
Ending balance	$1,864	$8,488	$4,149	$2,640	$95	$988	$0	$18,224

December 31, 2009
Allowance for loan losses
Beginning balance	$3,096	$11,942	$2,371	$2,212	$190	$2,353	$0	$22,164
Charge-offs	(530)	(7,219)	(1,195)	(721)	(265)	(2,886)	0	(12,816)
Recoveries	102	133	102	20	222	1,620	0	2,199
Provision	(599)	4,105	1,906	820	44	718	0	6,994
Ending balance	$2,069	$8,961	$3,184	$2,331	$191	$1,805	$0	$18,541

As of December 31, 2011
Allowance for loan losses
Evaluated for impairment:
Individually	$0	$2,666	$0	$0	$0	$0	$0	$2,666
Collectively	590	9,000	3,591	2,773	88	701	0	16,743
Total	$590	$11,666	$3,591	$2,773	$88	$701	$0	$19,409

Loans
Evaluated for impairment:
Individually	$81	$15,311	$476	$298	$0	$0	$0	$16,166
Collectively	130,818	716,835	638,109	432,702	35,845	2,628	0	1,956,937
Total	$130,899	$732,146	$638,585	$433,000	$35,845	$2,628	$0	$1,973,103

As of December 31, 2010
Allowance for loan losses
Evaluated for impairment:
Individually	$0	$150	$0	$0	$0	$0	$0	$150
Collectively	1,864	8,338	4,149	2,640	95	988	0	18,074
Total	$1,864	$8,488	$4,149	$2,640	$95	$988	$0	$18,224

Loans
Evaluated for impairment:
Individually	$0	$15,909	$483	$1,047	$0	$0	$0	$17,439
Collectively	134,612	645,849	609,886	415,125	38,424	2,876	789	1,847,561
Total	$134,612	$661,758	$610,369	$416,172	$38,424	$2,876	$789	$1,865,000

During the third quarter of 2011, the Company received life insurance proceeds from a policy carried by one of its commercial customers.  The Company had previously placed several loans to this customer on non-accrual status and recorded the charge-offs related to these credits.  The life insurance proceeds satisfied the customer's remaining outstanding balances and also enabled the Company to recover $1.9 million of the previously recorded charge-offs.

Credit Quality Indicators

All commercial loans within the portfolio are subject to internal risk grading.  The Company's internal risk ratings are:  Exceptional, Good, Acceptable, Pass/Watch, Special Mention, Substandard and Doubtful.  Each internal risk rating is defined in the loan policy using the following criteria:  balance sheet yields, ratios and leverage, cash flow spread and coverage, prior history, capability of management, market position/industry, potential impact of changing economic, legal, regulatory or environmental conditions, purpose structure, collateral support, and guarantor support.  Risk grades are generally assigned by the primary lending officer and are periodically evaluated by the Company's internal loan review process.  Based on an individual loan's risk grade, estimated loss percentages are applied to the outstanding balance of the loan to determine the amount of probable loss.

The Company categorizes loans into risk categories based on relevant information regarding the customer's debt service ability, capacity, overall collateral position along with other economic trends, and historical payment performance.  The risk grades for each credit are updated when the Company receives current financial information, the loan is reviewed by the Company's internal loan review/credit administration departments, or the loan becomes delinquent or impaired.  The risk grades are updated a minimum of annually for loans rated exceptional, good, acceptable, or pass/watch.  Loans rated special mention, substandard or doubtful are reviewed at least quarterly.  The Company uses the following definitions for risk ratings:

Risk Rating	Description

Exceptional
Loans classified as exceptional are secured with liquid collateral conforming to the internal loan policy.  Loans rated within this category pose minimal risk of loss to the bank and the risk grade within this pool of loans is generally updated on an annual basis.

Good
Loans classified as good have similar characteristics that include a strong balance sheet, satisfactory debt service coverage ratios, strong management and/or guarantors, and little exposure to economic cycles.  Loans within this category are generally reviewed on an annual basis.  Loans in this category generally have a low chance of loss to the bank.

Acceptable
Loans classified as acceptable have acceptable liquidity levels, adequate debt service coverage ratios, experienced management, and have average exposure to economic cycles.  Loans within this category generally have a low risk of loss to the bank.

Pass/Watch
Loans classified as pass/watch have erratic levels of leverage and/or liquidity, cash flow is volatile and the borrower is subject to moderate economic risk.  A borrower in this category poses a low to moderate risk of loss to the bank.

Special Mention
Loans classified as special mention have a potential weakness(es) that deserves management's close attention.  The potential weakness could result in deterioration of the loan repayment or the bank's credit position at some future date.  A loan rated in this category poses a moderate loss risk to the bank.

Substandard
Loans classified as substandard reflect a customer with well defined weaknesses that jeopardize the liquidation of the debt.  Loans in this category have the possibility that the bank will sustain some loss if the deficiencies are not corrected and the bank's collateral value is weakened by the financial deterioration of the borrower.

Doubtful
Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristics that make collection of the full contract amount highly improbable.  Loans rated in this category are most likely to cause the bank to have a loss due to a collateral shortfall or a negative capital position.

The following presents loans by internally assigned grade as of December 31, 2011 and 2010:

							Previously
	Commercial and	Commercial	Residential	Home		DDA	Securitized
(in thousands)	industrial	real estate	real estate	equity	Consumer	overdrafts	loans	Total
December 31, 2011:
Risk Grade
Exceptional	$4,220	$42	0	0	0	0	0	$4,262
Good	6,728	107,718	0	0	0	0	0	114,446
Acceptable	93,077	411,721	0	0	0	0	0	504,798
Pass/watch	25,246	161,598	0	0	0	0	0	186,844
Special mention	470	16,802	0	0	0	0	0	17,272
Substandard	1,037	34,265	0	0	0	0	0	35,302
Doubtful	121	0	0	0	0	0	0	121
Total	$130,899	$732,146						863,045

Payment Activity
Performing			$637,586	$431,199	$35,845	$2,616	$0	1,107,246
Non-performing			999	1,801	0	12	0	2,812
Total			$638,585	$433,000	$35,845	$2,628	$0	$1,973,103

December 31, 2010:
Risk Grade
Exceptional	$3,241	$47	0	0	0	0	0	$3,288
Good	5,693	68,417	0	0	0	0	0	74,110
Acceptable	98,067	396,072	0	0	0	0	0	494,139
Pass/watch	20,675	142,223	0	0	0	0	0	162,898
Special mention	4,030	28,547	0	0	0	0	0	32,577
Substandard	2,693	26,354	0	0	0	0	0	29,047
Doubtful	213	98	0	0	0	0	0	311
Total	$134,612	$661,758						796,370

Payment Activity
Performing			$608,422	$414,599	$38,419	$2,875	$604	1,064,919
Non-performing			1,947	1,573	5	1	185	3,711
Total			$610,369	$416,172	$38,424	$2,876	$789	$1,865,000

Aging Analysis of Accruing and Non-Accruing Loans

The following presents an aging of the Company's accruing and non-accruing loans as of December 31, 2011 and 2010:

							Previously
	Commercial and	Commercial	Residential	Home		DDA	Securitized
(in thousands)	industrial	real estate	real estate	equity	Consumer	overdrafts	loans	Total
December 31, 2011:
30 – 59 days past due	$1,243	$576	$4,912	$1,906	$133	$883	$0	$9,653
60 – 89 days past due	0	2,839	408	228	5	14	0	3,494
Over 90 days past due	0	0	42	112	0	12	0	166
Non-accrual	375	18,930	957	1,689	0	0	0	21,951
	1,618	22,345	6,319	3,935	138	909	0	35,264
Current	129,281	709,801	632,266	429,065	35,707	1,719	0	1,937,839
Total	$130,899	$732,146	$638,585	$433,000	$35,845	$2,628	$0	$1,973,103

							Previously
	Commercial and	Commercial	Residential	Home		DDA	Securitized
(in thousands)	industrial	real estate	real estate	equity	Consumer	overdrafts	loans	Total
December 31, 2010:
30 – 59 days past due	$0	$775	$3,512	$1,817	$122	$354	$247	$6,827
60 – 89 days past due	0	0	667	278	20	6	44	1,015
Over 90 days past due	0	0	595	181	5	1	54	836
Non-accrual	237	7,705	1,352	1,392	0	0	131	10,817
	237	8,480	6,126	3,668	147	361	476	19,495
Current	134,375	653,278	604,243	412,504	38,277	2,515	313	1,845,505
Total	$134,612	$661,758	$610,369	$416,172	$38,424	$2,876	$789	$1,865,000

Impaired Loans

The following presents the Company's impaired loans as of December 31, 2011 and 2010:
							Previously
	Commercial and	Commercial	Residential	Home		DDA	Securitized
(in thousands)	industrial	real estate	real estate	equity	Consumer	overdrafts	loans	Total
December 31, 2011:
With no related allowance
recorded:
Recorded investment	$78	$2,840	$0	$0	$0	$0	$0	$2,918
Unpaid principal balance	78	6,036	0	0	0	0	0	6,114

With an allowance
recorded
Recorded investment	$297	$16,090	$1,000	$1,801	$0	$12	$0	$19,200
Unpaid principal balance	297	16,090	1,000	1,801	0	12	0	19,200
Related allowance	53	3,044	139	240	0	12	0	3,488

December 31, 2010:
With no related allowance
recorded:
Recorded investment	$0	$13,755	$483	$1,048	$0	$0	$0	$15,286
Unpaid principal balance	0	18,390	483	1,048	0	0	0	19,921

With an allowance
recorded
Recorded investment	$237	$3,670	$1,947	$824	$5	$1	$185	$6,869
Unpaid principal balance	237	4,199	1,947	824	5	1	185	7,398
Related allowance	113	554	487	206	1	1	46	1,408

The following table presents information related to the average recorded investment and interest income recognized on the Company's impaired loans for the year ended December 31, 2011:
(in thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Previously Securitized loans	Total
December 31, 2011:
With no related allowance
recorded:
Average recorded investment	$30	$10,436	$240	$523	$0	$0	$0	$11,229
Interest income recognized	1	270	15	5	0	0	0	291

With an allowance
recorded
Average recorded investment	$216	$14,232	$861	$773	$0	$0	$0	$16,082
Interest income recognized	2	305	4	17	0	0	0	328

Approximately $0.8 million, $0.5 million and $0.9 million of interest income would have been recognized during 2011, 2010 and 2009, respectively, if such loans had been current in accordance with their original terms.  There were no commitments to provide additional funds on non-accrual, impaired, or other potential problem loans at December 31, 2011 and 2010.

Loan Modifications

The Company's policy on loan modifications typically does not allow for modifications that would be considered a concession from the Company.  However, when there is a modification, the Company evaluates each modification to determine if the modification constitutes a troubled debt restructuring ("TDR") in accordance with ASU 2011-02 whereby a modification of a loan would be considered a TDR when both of the following conditions are met: (1) a borrower is experiencing financial difficulty and (2) the modification constitutes a concession.  When determining whether the borrower is experiencing financial difficulties, the Company reviews whether the debtor is currently in payment default on any of its debt or whether it is probable that the debtor would be in payment default in the foreseeable future without the modification.  Other indicators of financial difficulty include whether the debtor has declared or is in the process of declaring bankruptcy, the debtor's ability to continue as a going concern, or the debtor's projected cash flow to service its debt (including principal and interest) in accordance with the contractual terms for the foreseeable future, without a modification.

At December 31, 2011, the Company had one loan modification, relating to a commercial real estate loan, that was considered to be a TDR, which was less than $0.3 million.  There was no material difference between the pre-modification and post-modification balances.   The impact on the allowance for loan losses was insignificant.  The TDR did not default during the year ended December 31, 2011.